                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 Main Street, Kansas City, Missouri                                   64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                  ------------------------------

Date of fiscal year end: 12-31
                        --------------------------------------------------------

Date of reporting period: 03-31-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
MARCH 31, 2007

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES &
EQUIVALENTS - 55.1%
    $    1,500,000  AID (Egypt), 4.45%, 9/15/15                    $   1,451,215
        18,359,073  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                         18,483,860
        17,741,736  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26                             16,867,139
        10,436,712  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27                            10,525,998
        14,983,599  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            18,243,131
        10,236,181  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            12,996,756
         7,678,910  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             9,365,276
        31,442,268  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08(1)                         31,932,327
        42,202,800  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09(1)                         43,757,382
         7,481,851  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              7,958,528
        14,287,978  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            13,819,718
         6,046,456  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              6,385,862
         5,098,000  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                             5,165,910
         5,527,691  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                             5,866,046
         3,376,680  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                              3,540,503
         4,407,520  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                             4,351,395
         7,666,820  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                              7,594,346
         5,690,239  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              5,636,899
        14,414,232  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            13,842,174
        16,334,908  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                            15,973,122
        14,937,726  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                             14,711,912
        11,123,310  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                             11,417,477
        13,045,890  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                            13,243,118
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       293,130,094
(Cost $291,779,237)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(2) - 15.9%
         2,102,955  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.47%, 4/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 8/15/07 (Acquired
                    11/18/05, Cost $2,102,955)(3)                      2,104,328
         2,850,000  Bear Stearns Commercial
                    Mortgage Securities, Series
                    2003 T12, Class A2 SEQ,
                    3.88%, 8/1/39                                      2,802,040
        15,000,000  Citigroup/Deutsche Bank
                    Commercial Mortgage Trust,
                    Series 2007 CD4, Class A2B,
                    5.21%, 12/11/49                                   15,024,000
           738,470  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.47%, 4/15/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps, Final
                    Maturity 11/15/17 (Acquired
                    11/18/05, Cost $738,470)(3)                          739,046
         6,250,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3
                    SEQ, 6.13%, 4/15/37                                6,505,188
         3,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35                                    3,183,666
         1,824,064  FHLMC, Series 2508, Class UL
                    SEQ, 5.00%, 12/15/16                               1,816,863
         3,000,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     2,942,064
         1,477,201  GNMA, Series 2003-46, Class PA,
                    5.00%, 5/20/29                                     1,469,518
         2,681,745  GNMA, Series 2003-105, Class A
                    SEQ, 4.50%, 11/16/27                               2,647,284
           658,519  GNMA, Series 2003-112, Class
                    MN, 4.00%, 5/16/25                                   652,026
         2,000,000  GNMA, Series 2005-24, Class UB
                    SEQ, 5.00%, 1/20/31                                1,969,524
         6,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    4/1/07, Final Maturity 8/10/42                     5,888,034
         3,170,000  J.P. Morgan Chase Commercial
                    Mortgage Securities Corp.,
                    Series 2002 C1, Class A3 SEQ,
                    5.38%, 7/12/37                                     3,203,177

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class A3
                    SEQ, 3.85%, 5/11/27                                1,909,324
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  979,455
         5,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 4/11/07, Final
                    Maturity 6/15/29                                   4,953,411
         4,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                4,720,346
         2,590,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                2,542,380
         2,000,000  Merrill Lynch Mortgage Trust
                    STRIPS - COUPON, Series
                    2006 C1, Class A2, VRN, 5.80%,
                    4/1/07, Final Maturity 5/12/39                     2,039,588
         7,580,000  Morgan Stanley Capital I
                    STRIPS - COUPON, Series
                    2007 HQ11, Class A2,
                    5.36%, 2/20/44                                     7,643,808
         5,000,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2 SEQ,
                    4.05%, 1/13/41                                     4,877,330
         2,055,000  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                     1,997,912
           855,000  Washington Mutual, Inc.,
                    Series 2004 AR7, Class A6,
                    3.94%, 7/25/34                                       835,898
         1,000,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35                                       985,137
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  84,431,347
(Cost $84,361,134)                                               ---------------

CORPORATE BONDS - 9.6%
         2,000,000  ABN AMRO Bank N.V., VRN,
                    4.54%, 4/27/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 2.00% with
                    no caps, Final Maturity 9/27/08                    2,002,780
         3,000,000  Barclays Bank plc, VRN, 3.48%,
                    4/16/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.40% with no caps,
                    Final Maturity 5/15/07                             2,998,470
         2,000,000  Barclays Bank plc, VRN, 4.29%,
                    4/17/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.75% with no caps,
                    Final Maturity 3/17/08                             1,990,440
         2,000,000  Barclays Bank plc, VRN, 4.37%,
                    4/26/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.83% with no caps,
                    Final Maturity 7/28/08                             1,987,960
           706,000  HSBC Finance Corp., VRN, 3.16%,
                    4/10/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.08% with no caps,
                    Final Maturity 9/10/09                               675,437
         1,067,000  HSBC Finance Corp., VRN, 3.27%,
                    4/10/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.19% with no caps,
                    Final Maturity 2/10/09                             1,033,742
         3,000,000  HSBC Finance Corp., VRN, 3.65%,
                    4/10/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps,
                    Final Maturity 2/10/10                             2,845,710
            40,000  John Hancock Life Insurance Co.,
                    VRN, 3.21%, 4/15/07, resets
                    monthly off the Consumer
                    Price Index Year over Year
                    plus 1.13% with no caps,
                    Final Maturity 6/15/10                                37,842
           179,000  John Hancock Life Insurance Co.,
                    VRN, 3.70%, 4/15/07, resets
                    monthly off the Consumer
                    Price Index Year over Year
                    plus 1.62% with no caps,
                    Final Maturity 11/15/10                              170,472

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,139,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.61%, 4/10/07, resets
                    monthly off the Consumer
                    Price Index Year over Year
                    plus 2.07% with no caps,
                    Final Maturity 11/10/15                            1,960,607
         4,160,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.00%, 4/23/07, resets
                    monthly off the Consumer
                    Price Index Year over Year
                    plus 1.46% with no caps,
                    Final Maturity 3/23/12                             3,886,189
         4,560,000  Merrill Lynch & Co., Inc., VRN,
                    3.70%, 4/1/07, resets monthly
                    off the Consumer Price Index
                    plus 1.16% with no caps,
                    Final Maturity 3/2/09                              4,418,822
         4,359,000  Morgan Stanley, VRN, 4.64%,
                    4/1/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.10% with no caps,
                    Final Maturity 12/1/17                             3,940,274
         2,100,000  Principal Life Income Fundings
                    Trusts, VRN, 3.59%, 4/1/07,
                    resets monthly off the Consumer
                    Price Index Year over Year
                    plus 1.05% with no caps,
                    Final Maturity 4/1/08                              2,082,360
           303,000  Prudential Financial, Inc., VRN,
                    4.54%, 4/1/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 2.00% with
                    no caps, Final Maturity 11/2/20                      255,926
           300,000  Prudential Financial, Inc., VRN,
                    3.93%, 4/10/07, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 1.85% with
                    no caps, Final Maturity 12/10/07                     297,276
        10,596,900  SLM Corporation, 1.32%, 1/25/10                   10,265,642
           490,000  SLM Corporation, VRN, 4.69%,
                    4/1/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.15% with no caps,
                    Final Maturity 2/1/14                                458,116
         1,500,000  SLM Corporation, VRN, 4.74%,
                    4/15/07, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.20% with no caps,
                    Final Maturity 6/15/09                             1,491,210
         8,548,080  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                      8,405,669
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 51,204,944
(Cost $52,816,507)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 9.5%
         4,000,000  FAMCA, 3.375%, 2/15/09                             3,894,608
         3,750,000  FAMCA, 5.50%, 7/15/11 (Acquired
                    9/6/06, Cost $3,804,075)(3)                        3,834,581
         1,000,000  FAMCA, 5.40%, 10/14/11                             1,019,662
         3,974,000  FAMCA, 6.71%, 7/28/14                              4,407,905
         2,000,000  FFCB, 3.00%, 5/21/08                               1,956,358
         6,000,000  FFCB, 3.375%, 7/15/08                              5,882,862
         3,000,000  FFCB, 3.75%, 1/15/09                               2,942,961
         3,000,000  FHLB, 3.625%, 11/14/08                             2,942,154
         2,500,000  FHLB, 4.375%, 9/17/10                              2,466,950
         5,000,000  FHLB, 5.00%, 3/9/12                                5,037,500
         2,770,000  FNMA, VRN, 3.68%, 4/17/07,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.14% with a cap of 24.00%,
                    Final Maturity 2/17/09                             2,726,345
         2,000,000  PEFCO, 7.17%, 5/15/07 (Acquired
                    3/29/05, Cost $2,125,820)(3)                       2,004,230
         3,000,000  PEFCO, 3.375%, 2/15/09                             2,923,041
         1,500,000  PEFCO, 5.69%, 5/15/12                              1,555,481
         2,845,000  PEFCO, 4.97%, 8/15/13                              2,865,495
         4,000,000  PEFCO, 4.55%, 5/15/15                              3,902,028
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               50,362,161
(Cost $50,630,825)                                               ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) - 4.6%
           790,890  FHLMC, 4.50%, 5/1/19                                 766,928
         4,460,366  FHLMC, 5.00%, 4/1/21                               4,402,086
         5,700,927  FHLMC, 5.50%, 11/1/21                              5,714,757
           427,324  FHLMC, 5.50%, 12/1/33                                423,974
         7,234,283  FNMA, 6.00%, settlement
                    date 4/12/07(4)                                    7,288,541
         1,191,647  FNMA, 5.00%, 9/1/20                                1,175,969
           138,281  GNMA, 6.00%, 6/20/17                                 139,663
           139,878  GNMA, 6.00%, 7/20/17                                 141,275
           873,363  GNMA, 6.00%, 5/15/24                                 886,385
         3,267,065  GNMA, 5.50%, 9/20/34                               3,248,446
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            24,188,024
(Cost $24,225,192)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 3.1%
            25,000  FICO STRIPS - COUPON,
                    4.23%, 11/30/07                                       24,171
           125,000  FICO STRIPS - COUPON,
                    4.40%, 11/30/08                                      115,285
         1,700,000  FICO STRIPS - COUPON,
                    3.875%, 3/7/09                                     1,548,970
           800,000  FICO STRIPS - COUPON,
                    4.39%, 6/6/09                                        720,523
         3,285,000  FICO STRIPS - COUPON,
                    4.01%, 11/11/09                                    2,901,878
         2,000,000  FICO STRIPS - COUPON,
                    4.31%, 9/26/10                                     1,697,136
           485,000  FICO STRIPS - COUPON,
                    4.58%, 11/30/10                                      408,169
         3,038,000  FICO STRIPS - COUPON,
                    5.10%, 4/6/11                                      2,523,232
         1,763,000  FICO STRIPS - COUPON,
                    4.83%, 3/26/12                                     1,397,669
         2,000,000  FICO STRIPS - COUPON,
                    4.39%, 10/6/12                                     1,538,888
         2,000,000  Government Trust Certificates,
                    5.10%, 11/15/07                                    1,938,740
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       851,773
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      925,093
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     16,591,527
(Cost $16,751,411)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(5) - 2.0%
            40,000  Federal Judiciary, 5.50%, 8/15/07                     39,260
            45,000  Federal Judiciary, 5.34%, 2/15/08                     43,094
           242,000  Federal Judiciary, 4.41%, 8/15/11                    197,795
            56,000  Federal Judiciary, 4.88%, 8/15/12                     43,637
         4,351,000  Federal Judiciary, 4.85%, 8/15/13                  3,226,488
            91,000  Federal Judiciary, 5.43%, 2/15/23                     39,835
           353,000  REFCORP STRIPS - COUPON,
                    3.61%, 10/15/08                                      328,786
         2,000,000  REFCORP STRIPS - COUPON,
                    3.68%, 1/15/09                                     1,842,668
         2,000,000  REFCORP STRIPS - COUPON,
                    4.83%, 4/15/09                                     1,822,630
         2,000,000  REFCORP STRIPS - COUPON,
                    4.51%, 1/15/14                                     1,460,920
           232,000  REFCORP STRIPS - COUPON,
                    4.84%, 4/15/16                                       150,684
           142,000  REFCORP STRIPS - COUPON,
                    4.87%, 7/15/17                                        86,055
           442,000  REFCORP STRIPS - COUPON,
                    4.91%, 1/15/18                                       260,274
           475,000  REFCORP STRIPS - COUPON,
                    4.94%, 4/15/19                                       260,514
           500,000  TVA STRIPS - COUPON,
                    5.28%, 4/15/08                                       474,803
           110,000  TVA STRIPS - COUPON,
                    4.95%, 10/15/08                                      102,102
           100,000  TVA STRIPS - COUPON,
                    4.77%, 4/15/12                                        79,294
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                            10,458,839
(Cost $10,487,088)                                               ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(2) - 0.6%
           226,853  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1,
                    Class A1 SEQ, 2.89%, 7/20/11                         221,350
           477,363  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.39%,
                    4/15/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/08                     477,705
           649,927  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 4/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps,
                    Final Maturity 9/25/36                               650,368
           824,547  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 4/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps,
                    Final Maturity 3/25/36                               825,101
         1,143,857  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 4/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps,
                    Final Maturity 6/25/36                             1,144,697
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          3,319,221
(Cost $3,322,552)                                                ---------------

COMMERCIAL PAPER - 0.5%
         2,500,000  Nieuw Amsterdam Receivables
                    Corporation, 5.40%, 4/2/07
                    (Acquired 3/30/07,
                    Cost $2,498,875)(3)(6)                             2,500,000
                                                                 ---------------
(Cost $2,499,625)

TOTAL INVESTMENT SECURITIES - 100.9%                                 536,186,157
                                                                 ---------------
(Cost $536,873,571)

OTHER ASSETS AND LIABILITIES - (0.9)%                                (4,869,855)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 531,316,302
                                                                 ===============

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
$20,000,000     Pay a fixed rate equal to 2.45%     January 2012       $222,078
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination
                date with Barclays Bank plc.
 35,000,000     Pay a fixed rate equal to 2.611%    March 2012          136,909
                and receive the return of the
                U.S. CPI Urban Consumers NSA
                Index upon the termination
                date with Barclays Bank plc.
                                                                      ----------
                                                                       $358,987
                                                                      ==========

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2007.
(1) Security, or a portion thereof, has been segregated for forward commitments and/or swap agreements.
(2) Final maturity indicated, unless otherwise noted.
(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2007 was $11,182,185, which represented 2.1% of total net assets.
(4) Forward commitment.
(5) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(6) The rate indicated is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 538,023,754
                                                                 ===============
Gross tax appreciation of investments                             $   2,084,053
Gross tax depreciation of investments                                (3,921,650)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  (1,837,597)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    May 23, 2007

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 23, 2007